Property and Equipment	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Property and Equipment
Note 7: Property and Equipment
Property and equipment consist of the following (in millions):

	As of December 31,
	2018	2017
Software	$189.9	$168.4
Plant and equipment	134.9	127.7
Leasehold improvements	205.8	170.2
Equipment under capital lease	43.6	29.8
Software under development	20.2	11.7
Construction in progress	12.2	11.7
	606.6	519.5
Less: Accumulated depreciation	(292.8)	(215.2)
Total property and equipment, net	$313.8	$304.3

Depreciation and amortization expense associated with property and equipment was $105.8 million, $90.4 million and $81.0 million for the years ended December 31, 2018, 2017 and 2016, respectively.